CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (112,092,907)	$ (17,228,364)	¥ (667,089,945)	¥ (354,181,969)
Adjustments for:
Loss on disposal of property, equipment and software	18,460	2,837	1,765,367	1,563,518
Gain on disposal of subsidiaries				(3,339,394)
Share-based compensation expense	38,029,713	5,845,060	28,051,735	34,007,629
Impairment on equity investments	9,109,312	1,400,076	2,806,439	0
Impairment on other investments	9,109,312	1,400,076	2,806,439
Impairment on available-for-sale investment			244,798,058
Provision for long-term receivables and prepayments				8,439,580
Impairment of intangible assets	0		68,003,805	0
Provision for doubtful accounts receivable	47,948	7,369		711,908
Impairment of goodwill			10,561,857
Consulting fee paid by equity	13,454,692	2,067,948
Depreciation and amortization of property, equipment and software	5,299,059	814,450	7,317,920	11,563,567
Amortization of land prepaid land use right	1,920,910	295,238	1,920,910	1,920,910
Amortization of intangible assets			10,151,356	19,136,842
Recovery of equity investment in excess of cost	(60,548,651)	(9,306,157)
Share of loss in equity method investments	2,937,131	451,429	110,535,486	13,013,791
Gain on disposal of investment in equity investee and available-for-sales investment	(115,349)	(17,729)	1,217,405
Exchange loss (gain)	(19,206,747)	(2,952,023)	13,131,779	7,313,303
Fair value change on warrant liability	(12,615,466)	(1,938,962)	(48,057,204)	7,129,161
Amortization of discount and interest on convertible note	76,990,826	11,833,273	50,409,270	2,609,771
Changes in operating assets and liabilities:
Change in accounts receivable	5,742,365	882,585	(1,453,441)	3,630,201
Change in advance to suppliers	2,462,761	378,519	(8,187,039)	(164,787)
Change in prepayments and other current assets	3,169,076	487,078	(2,162,566)	11,928,473
Change in deferred costs				9,745
Change in other long-lived assets			1,879,021	(1,970,192)
Change in accounts payable	2,073,797	318,737	(4,200,259)	565,870
Change in amounts due to related parties	(53,060,754)	(8,155,289)	(2,063,553)	61,454,444
Change in deferred tax liability			(6,079,282)
Change in other taxes payable	1,430,998	219,940	(267,451)	(405,070)
Change in advances from customers	21,137,125	3,248,717	7,106,374	2,823,656
Change in deferred revenue	(10,345,604)	(1,590,090)	(2,630,344)	(1,882,745)
Change in interest payable	5,452,770	838,075	3,827,510
Change in other payables and accruals	(7,943,127)	(1,220,838)	(1,061,524)	(1,465,002)
Net cash used in operating activities	(86,651,662)	(13,318,121)	(180,985,721)	(175,586,790)
Cash flows from investing activities
Proceeds from disposal other investment	1,158,040	177,987
Proceeds from disposal of subsidiaries				12,178,328
Proceeds from disposal of equity investee and available-for-sale investment	115,349	17,729
Dividend from cost method investee			737,894
Purchase of equity method ,cost method and available-for-sale investments				(223,428,600)
Purchase of other investment	(4,000,000)	(614,789)
Disbursement for loans receivable from a related party (including the former equity method investee before the disposal of its equity interest held by the Group in 2014)	(4,000,000)	(614,789)	(2,800,000)	(9,870,000)
Collection of loans receivable from related party (including the former equity method investee before the disposal of its equity interest held by the Group in 2014)	3,000,000	461,092		4,500,000
Proceeds from disposal of property, equipment and software	292,074	44,891		340,962
Settlement payment from investee	165,812,500	25,484,915
Refund of long-term receivables				17,927,763
Purchase of property, equipment and software	(454,560)	(69,865)	(1,714,075)	(10,644,290)
Purchase of intangible assets			(6,618,977)
Net cash provided by (used in) investing activities	161,923,403	24,887,171	(10,395,158)	(208,995,837)
Cash flows from financing activities:
Proceeds from exercise of stock options			2,142,549
Proceeds from exercise of stock options of a subsidiary			1,039,832	84,059
Purchase of noncontrolling interest				(656,799)
Cash from pledged loan			79,190,933
Proceeds from bank borrowings			24,992,214	31,624,560
Repayments of bank borrowings	(25,528,388)	(3,923,641)
Proceeds from the issuance of convertible notes				260,068,680
Proceeds from Inner Mongolia Culture Assets and Equity Exchange			57,500,000
Payment for the issuance cost related to convertible notes				(20,779,520)
Amount due to related parties				2,597,440
Loan from a related party	73,930,427	11,362,898	60,009,400	30,000,000
Repayment of a loan from a related party	(23,950,421)	(3,681,112)	(34,782,586)	(30,000,000)
Proceeds from other loan	19,881,900	3,055,792
Repayments of other loan	(20,260,085)	(3,113,918)
Contribution from noncontrolling interest	20,000,000	3,073,944		4,500,000
Payment of long-term payables				(19,501,485)
Net cash provided by financing activities	44,073,433	6,773,963	190,092,342	257,936,935
Effect of foreign exchange rate changes on cash and cash equivalents	4,527,918	695,929	(8,843,928)	(5,826,067)
Cash reclassified as held for sale	(20,127,148)	(3,093,486)
Net change in cash and cash equivalents	103,745,944	15,945,456	(10,132,465)	(132,471,759)
Cash and cash equivalents, beginning of year	38,878,076	5,975,455	49,010,541	181,482,300
Cash and cash equivalents, end of year	142,624,020	21,920,911	38,878,076	49,010,541
Supplemental disclosure of cash flow information:
Accrued purchases of property, equipment and software			1,832,201	1,841,541
Accrued purchases of intangible assets				20,010,351
Receivable related to the disposition of a subsidiary	1,600,000	245,915
Interest paid	892,159	137,122	1,077,374	538,344
Income taxes paid	¥ 0	$ 0	¥ 0	¥ 0